UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09155

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Semiannual Report

May 31, 2015

California (CEV)    •    Massachusetts (MMV)    •    Michigan (EMI)     •    New Jersey (EVJ)

New York (EVY)    •    Ohio (EVO)    •    Pennsylvania (EVP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2015

Eaton Vance

Municipal Income Trusts

Table of Contents

Performance and Fund Profile

California Municipal Income Trust	2
Massachusetts Municipal Income Trust	3
Michigan Municipal Income Trust	4
New Jersey Municipal Income Trust	5
New York Municipal Income Trust	6
Ohio Municipal Income Trust	7
Pennsylvania Municipal Income Trust	8

Endnotes and Additional Disclosures	9

Financial Statements	10

Annual Meeting of Shareholders	65

Board of Trustees’ Contract Approval	66

Officers and Trustees	70

Important Notices	71

Eaton Vance

California Municipal Income Trust

May 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	1.48%	7.50%	8.16%	5.02%
Fund at Market Price	—	6.44	10.33	7.02	5.16
Barclays Long (22+) Year Municipal Bond Index	—	1.32%	5.31%	6.07%	4.96%

% Premium/Discount to NAV[3]
					–5.61%

Distributions[4]
Total Distributions per share for the period					$0.368
Distribution Rate at NAV					5.29%
Taxable-Equivalent Distribution Rate at NAV					10.78%
Distribution Rate at Market Price					5.61%
Taxable-Equivalent Distribution Rate at Market Price					11.43%

% Total Leverage[5]
Auction Preferred Shares (APS)					30.26%
Residual Interest Bond (RIB) Financing					8.66

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	1.52%	5.55%	6.87%	5.28%
Fund at Market Price	—	4.07	5.12	4.05	3.97
Barclays Long (22+) Year Municipal Bond Index	—	1.32%	5.31%	6.07%	4.96%

% Premium/Discount to NAV[3]
					–9.87%

Distributions[4]
Total Distributions per share for the period					$0.343
Distribution Rate at NAV					4.58%
Taxable-Equivalent Distribution Rate at NAV					8.53%
Distribution Rate at Market Price					5.08%
Taxable-Equivalent Distribution Rate at Market Price					9.46%

% Total Leverage[5]
APS					31.11%
RIB Financing					5.25

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Michigan Municipal Income Trust

May 31, 2015

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	2.16%	7.86%	7.98%	5.62%
Fund at Market Price	—	4.14	6.67	6.47	3.71
Barclays Long (22+) Year Municipal Bond Index	—	1.32%	5.31%	6.07%	4.96%

% Premium/Discount to NAV[3]
					–12.61%

Distributions[4]
Total Distributions per share for the period					$0.355
Distribution Rate at NAV					4.87%
Taxable-Equivalent Distribution Rate at NAV					8.99%
Distribution Rate at Market Price					5.58%
Taxable-Equivalent Distribution Rate at Market Price					10.30%

% Total Leverage[5]
APS					37.16%

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	0.96%	4.47%	6.05%	5.01%
Fund at Market Price	—	1.77	1.48	2.77	4.08
Barclays Long (22+) Year Municipal Bond Index	—	1.32%	5.31%	6.07%	4.96%

% Premium/Discount to NAV[3]
					–11.82%

Distributions[4]
Total Distributions per share for the period					$0.364
Distribution Rate at NAV					5.28%
Taxable-Equivalent Distribution Rate at NAV					10.25%
Distribution Rate at Market Price					5.99%
Taxable-Equivalent Distribution Rate at Market Price					11.63%

% Total Leverage[5]
APS					33.11%
RIB Financing					3.45

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

New York Municipal Income Trust

May 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	2.03%	6.84%	7.88%	5.28%
Fund at Market Price	—	1.37	1.37	5.97	4.62
Barclays Long (22+) Year Municipal Bond Index	—	1.32%	5.31%	6.07%	4.96%

% Premium/Discount to NAV[3]
					–6.51%

Distributions[4]
Total Distributions per share for the period					$0.410
Distribution Rate at NAV					5.67%
Taxable-Equivalent Distribution Rate at NAV					10.99%
Distribution Rate at Market Price					6.07%
Taxable-Equivalent Distribution Rate at Market Price					11.76%

% Total Leverage[5]
APS					25.80%
RIB Financing					13.69

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Ohio Municipal Income Trust

May 31, 2015

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	2.00%	7.18%	7.85%	5.61%
Fund at Market Price	—	1.01	2.04	5.60	4.58
Barclays Long (22+) Year Municipal Bond Index	—	1.32%	5.31%	6.07%	4.96%

% Premium/Discount to NAV[3]
					–10.96%

Distributions[4]
Total Distributions per share for the period					$0.366
Distribution Rate at NAV					4.86%
Taxable-Equivalent Distribution Rate at NAV					9.07%
Distribution Rate at Market Price					5.46%
Taxable-Equivalent Distribution Rate at Market Price					10.19%

% Total Leverage[5]
APS					33.83%
RIB Financing					2.17

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2015

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	2.32%	6.74%	6.32%	5.21%
Fund at Market Price	—	3.75	1.72	3.85	3.54
Barclays Long (22+) Year Municipal Bond Index	—	1.32%	5.31%	6.07%	4.96%

% Premium/Discount to NAV[3]
					–12.16%

Distributions[4]
Total Distributions per share for the period					$0.363
Distribution Rate at NAV					5.26%
Taxable-Equivalent Distribution Rate at NAV					9.59%
Distribution Rate at Market Price					5.99%
Taxable-Equivalent Distribution Rate at Market Price					10.92%

% Total Leverage[5]
APS					36.15%
RIB Financing					1.28

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Trusts

May 31, 2015

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 31, 2015, the Michigan Municipal Income Trust and the Ohio Municipal Income Trust are managed by Cynthia J. Clemson.

9

Eaton Vance

California Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 156.3%

Security	Principal Amount (000’s omitted)	Value

Education — 15.6%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,451,071
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	221,494
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	371,095
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	836,799
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,906,240
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	286,143
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,777,620
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	707,786
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	470,278
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	318,804
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	955,533
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	996,132
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,043,704
University of California, 5.25%, 5/15/39	1,045	1,181,132
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	205	237,519

		$15,761,350

Electric Utilities — 14.3%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$315,538
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,373,735
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,699,560
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,420,657
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,688,355
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,571,682
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,113,236
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	771,535
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,439,087

		$14,393,385

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 3.5%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$798,376
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/15, 5.625%, 7/1/32	1,000	1,004,720
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,739,630

		$3,542,726

General Obligations — 28.2%
California, 5.00%, 10/1/31	$1,885	$2,181,680
California, 5.50%, 11/1/35	1,600	1,909,984
California, 6.00%, 4/1/38	750	881,258
California, (AMT), 5.05%, 12/1/36	140	140,008
Escondido, 5.00%, 9/1/36(1)	1,000	1,135,650
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,098,096
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,014,819
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,634,347
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	977,347
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	1,315	1,558,801
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	2,230	2,634,321
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	3,180	3,585,704
Tamalpais Union High School District, 5.00%, 8/1/27	930	1,118,223
Tamalpais Union High School District, 5.00%, 8/1/28	1,000	1,191,550
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,436,187

		$28,497,975

Hospital — 14.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,122,870
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	211,833
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	704,761
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,004,913
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,274,360
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,101,060
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,286,487

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	$535	$595,878
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	627,840
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,905,320
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,866,903
Washington Township Health Care District, 5.25%, 7/1/29	700	701,855

		$14,404,080

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(4)	$1,235	$1,270,976

		$1,270,976

Insured – Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,489,250

		$1,489,250

Insured – Electric Utilities — 3.0%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,033,846

		$3,033,846

Insured – Escrowed / Prerefunded — 6.0%
East Bay Municipal Utility District, Water System Revenue, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/32(2)	$2,000	$2,172,360
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	5,130	3,888,078

		$6,060,438

Insured – General Obligations — 9.5%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,360,800
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,660,041
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,165,159
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,358,894

		$9,544,894

Insured – Hospital — 8.9%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,998,136

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	$750	$772,643
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(2)	5,000	5,265,250

		$9,036,029

Insured – Lease Revenue / Certificates of Participation — 8.1%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,304,292
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	3,500	3,840,165

		$8,144,457

Insured – Special Tax Revenue — 2.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$684,723
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	422,755
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	930	1,039,433

		$2,146,911

Insured – Transportation — 8.4%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,613,850
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31(5)	4,500	2,272,635
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	740	750,841
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,351,334
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,457,298

		$8,445,958

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,022,128

		$1,022,128

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$413,771

		$413,771

Senior Living / Life Care — 2.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$327,149

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(4)	$175	$177,936
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36(4)	700	701,057
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(4)	600	702,306
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	594,460

		$2,502,908

Special Tax Revenue — 13.1%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$853,314
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	293,809
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	472,770
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,605,280
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	277,999
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	550,766
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	272,796
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	378,376
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	269,167
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,759,880
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	253,710
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	497,394
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	553,710
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	824,289
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,869,072
Tustin Community Facilities District, 6.00%, 9/1/37	500	521,765
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,001,510

		$13,255,607

Security	Principal Amount (000’s omitted)	Value

Transportation — 12.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	$2,000	$2,077,820
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	1,000	1,154,750
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	2,120	2,405,606
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,652,340
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	3,019,385
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,469,937

		$12,779,838

Water and Sewer — 1.9%
California Department of Water Resources, 5.00%, 12/1/29	$25	$27,944
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,886,167

		$1,914,111

Total Tax-Exempt Municipal Securities — 156.3% (identified cost $145,206,158)		$157,660,638

Taxable Municipal Securities — 1.9%

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.9%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,861,370

Total Taxable Municipal Securities — 1.9% (identified cost $1,750,000)		$1,861,370

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 0.7%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.7%
Dignity Health, 3.812%, 11/1/24	$720	$750,926

Total Corporate Bonds & Notes — 0.7% (identified cost $720,000)		$750,926

Total Investments — 158.9% (identified cost $147,676,158)		$160,272,934

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.6)%		$(49,977,250)

Other Assets, Less Liabilities — (9.3)%		$(9,429,917)

Net Assets Applicable to Common Shares — 100.0%		$100,865,767

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 29.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 15.2% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,016,311.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2015, the aggregate value of these securities is $2,852,275 or 2.8% of the Trust’s net assets applicable to common shares.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

13	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 152.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,155,354
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,262,616

		$2,417,970

Education — 23.9%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,080	$1,225,811
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	865,064
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,624,155
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,111,795
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,639,800
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,515,861
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	838,020

		$9,820,506

Escrowed / Prerefunded — 9.5%
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	$625	$702,231
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/32	1,055	1,148,093
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/17, 5.00%, 7/1/38	415	451,711
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,610,408

		$3,912,443

General Obligations — 15.2%
Boston, 4.00%, 4/1/24	$300	$331,641
Cambridge, 4.00%, 2/15/21	595	673,683
Danvers, 5.25%, 7/1/36	885	1,028,812
Lexington, 4.00%, 2/1/22	430	490,080
Lexington, 4.00%, 2/1/23	355	407,451
Newton, 5.00%, 4/1/36	750	847,935
Plymouth, 5.00%, 5/1/31	345	391,182
Plymouth, 5.00%, 5/1/32	315	356,057
Wayland, 5.00%, 2/1/33	510	580,319
Wayland, 5.00%, 2/1/36	770	866,804

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Winchester, 5.00%, 4/15/36	$245	$276,012

		$6,249,976

Hospital — 24.5%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,089,020
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	598,925
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	717,162
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	611,061
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,367,953
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	565,205
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,232,054
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	757,899
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,036,561
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	945	1,015,601
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	677,842
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	380,958

		$10,050,241

Housing — 5.1%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,104,389

		$2,104,389

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$800	$821,096

		$821,096

Insured – Education — 7.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,263,890
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	1,365	1,702,715

		$2,966,605

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$546,458

		$546,458

Insured – General Obligations — 3.1%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,274,690

		$1,274,690

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$374,513

		$374,513

Insured – Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$728,733

		$728,733

Insured – Special Tax Revenue — 13.0%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$900	$1,078,929
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,382,794
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,250,560
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,340	1,442,979
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	156,004

		$5,311,266

Insured – Student Loan — 2.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$260	$274,250
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	690	699,108

		$973,358

Insured – Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$332,215

		$332,215

Other Revenue — 2.8%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$564,645
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	568,312

		$1,132,957

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 6.1%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$250,595
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,504,410
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	140,356
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	140	140,753
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	475	467,073

		$2,503,187

Special Tax Revenue — 8.6%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$156,080
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	808,274
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	2,173,017
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	380,403

		$3,517,774

Transportation — 7.3%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,647,990
Massachusetts Port Authority, 5.00%, 7/1/28	500	573,930
Massachusetts Port Authority, 5.00%, 7/1/34	670	757,777

		$2,979,697

Water and Sewer — 11.0%
Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,308,457
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	564,443
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	255,742
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,372,589

		$4,501,231

Total Tax-Exempt Investments — 152.4% (identified cost $57,274,980)		$62,519,305

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.9)%		$(20,050,701)

Other Assets, Less Liabilities — (3.5)%		$(1,445,918)

Net Assets Applicable to Common Shares — 100.0%		$41,022,686

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 20.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 9.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2015, the aggregate value of these securities is $1,428,922 or 3.5% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $792,715.

16	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 156.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.3%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$677,232

		$677,232

Education — 7.0%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,108,400
Oakland University, 5.00%, 3/1/42	500	543,495
Wayne State University, 5.00%, 11/15/40	370	410,622

		$2,062,517

Electric Utilities — 9.1%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,258,374
Lansing Board of Water and Light, 5.50%, 7/1/41	500	583,700
Michigan Public Power Agency, 5.00%, 1/1/43	800	847,808

		$2,689,882

Escrowed / Prerefunded — 5.8%
Grand Valley State University, Prerefunded to 12/1/16, 5.625%, 12/1/29	$525	$565,415
Grand Valley State University, Prerefunded to 12/1/16, 5.75%, 12/1/34	525	566,396
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	594,185

		$1,725,996

General Obligations — 29.4%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$376,411
Comstock Park Public Schools, 5.125%, 5/1/31	275	304,598
Comstock Park Public Schools, 5.25%, 5/1/33	220	243,151
East Grand Rapids Public Schools, 5.00%, 5/1/39	835	910,860
Jenison Public Schools, 5.00%, 5/1/28	500	553,405
Jenison Public Schools, 5.00%, 5/1/30	500	550,740
Kent County, 5.00%, 1/1/25	1,500	1,676,055
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,136,130
Lansing Community College, 5.00%, 5/1/30	1,005	1,141,469
Michigan, 5.50%, 11/1/25	270	305,329
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	411,724
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,094,020

		$8,703,892

Hospital — 28.0%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,068,850

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	$250	$273,120
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	546,755
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,133,340
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	260,265
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,044,130
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	1,080	1,088,716
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	434,652
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,343,887
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,098,670

		$8,292,385

Housing — 0.5%
Michigan Housing Development Authority, 4.60%, 12/1/26	$135	$140,045

		$140,045

Industrial Development Revenue — 2.5%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$732,713

		$732,713

Insured – Education — 5.1%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$626,704
Ferris State University, (AGC), 5.25%, 10/1/38	500	551,750
Wayne State University, (AGM), 5.00%, 11/15/35	300	330,123

		$1,508,577

Insured – Electric Utilities — 3.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$625,943
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	247,900
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	153,609

		$1,027,452

Insured – General Obligations — 26.4%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,174,969
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	548,870

17	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	$150	$155,693
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	248,726
Detroit School District, (AGM), 5.25%, 5/1/32	300	344,976
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,112,050
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,002,383
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,321,428
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,357,662
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	540,625

		$7,807,382

Insured – Lease Revenue / Certificates of Participation — 6.2%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$504,870
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	2,800	1,331,176

		$1,836,046

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$126,356

		$126,356

Insured – Transportation — 3.7%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,109,790

		$1,109,790

Insured – Water and Sewer — 7.3%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$572,684
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,103,530
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	479,778

		$2,155,992

Lease Revenue / Certificates of Participation — 3.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,032,810

		$1,032,810

Special Tax Revenue — 5.1%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$127,582
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	139,163
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,115,170
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	124,908

		$1,506,823

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 11.0%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$794,790
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	906,424
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,284,475
Port Huron, Water Supply System, 5.25%, 10/1/31	250	271,410

		$3,257,099

Total Tax-Exempt Investments — 156.8% (identified cost $43,479,221)		$46,392,989

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.1)%		$(17,500,408)

Other Assets, Less Liabilities — 2.3%		$703,695

Net Assets Applicable to Common Shares — 100.0%		$29,596,276

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 33.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 13.4% of total investments.

18	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 152.8%

Security	Principal Amount (000’s omitted)	Value

Education — 23.9%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,412,050
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,962,408
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	706,347
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	431,638
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	692,685
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,353,775
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,745,832
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,197,498
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,428,799
Rutgers State University, 5.00%, 5/1/33	1,000	1,132,530
Rutgers State University, 5.00%, 5/1/39	2,900	3,234,341

		$15,297,903

Escrowed / Prerefunded — 1.7%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	$915	$1,074,027

		$1,074,027

General Obligations — 6.5%
Monmouth County Improvement Authority, 5.00%, 1/15/28	$1,850	$2,113,070
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,036,230

		$4,149,300

Hospital — 20.4%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$736,548
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,489,001
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,185,220
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	750,255
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	620	696,124
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	272,578

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	$2,055	$2,245,601
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,380	2,435,906
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	60	62,703
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,215,782

		$13,089,718

Housing — 1.5%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$495	$500,227
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	480	486,855

		$987,082

Industrial Development Revenue — 6.0%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	$50	$54,828
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	147,303
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	831,727
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	244,614
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,551,275

		$3,829,747

Insured – Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$134,130
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	485,605
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	589,508

		$1,209,243

Insured – Escrowed / Prerefunded — 4.0%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,431,815
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,113,017

		$2,544,832

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Gas Utilities — 5.6%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,594,551

		$3,594,551

Insured – General Obligations — 4.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,126,071
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,128,800
Paterson, (BAM), 5.00%, 1/15/26	750	823,575

		$3,078,446

Insured – Hospital — 4.4%
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/20	$100	$87,762
New Jersey Economic Development Authority, (Hillcrest Health Service System), (AMBAC), 0.00%, 1/1/21	300	253,518
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	380	403,868
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	531,405
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,530,861

		$2,807,414

Insured – Industrial Development Revenue — 3.3%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,096,170

		$2,096,170

Insured – Lease Revenue / Certificates of Participation — 3.7%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$530	$597,538
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	640	674,733
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,124,880

		$2,397,151

Insured – Special Tax Revenue — 13.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,896,970
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,866,767
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,279,246

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,020	$285,183

		$8,328,166

Insured – Student Loan — 3.2%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30(2)	$1,895	$2,059,998

		$2,059,998

Insured – Transportation — 4.6%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$944,852
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,638,690
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	355,471

		$2,939,013

Lease Revenue / Certificates of Participation — 5.7%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,535,580
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,821,720
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	277,873

		$3,635,173

Other Revenue — 4.4%
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$2,040	$2,277,844
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	500	559,410

		$2,837,254

Senior Living / Life Care — 4.7%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$483,363
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	798,321
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	829,539
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	703,038
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	229,467

		$3,043,728

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 2.6%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$103,178
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	178,997
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	524,678
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	314,550
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	567,765

		$1,689,168

Student Loan — 4.5%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.212%, 6/1/36(1)(3)(4)	$2,125	$2,111,808
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	747,444

		$2,859,252

Transportation — 20.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,173,367
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,182,848
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	2,000	1,149,820
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	1,966,013
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	278,088
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	591,777
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,971,592
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,204,954
South Jersey Transportation Authority, 5.00%, 11/1/39	400	421,176

		$12,939,635

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,413,784

		$1,413,784

Total Tax-Exempt Municipal Securities — 152.8% (identified cost $90,528,355)		$97,900,755

Taxable Municipal Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.6%
Atlantic City, 7.50%, 3/1/40(5)	$1,000	$1,003,190

Total Taxable Municipal Securities — 1.6% (identified cost $972,470)		$1,003,190

Corporate Bonds & Notes — 0.8%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.8%
AHS Hospital Corp., 5.024%, 7/1/45	$485	$498,788

Total Corporate Bonds & Notes — 0.8% (identified cost $485,000)		$498,788

Total Investments — 155.2% (identified cost $91,985,825)		$99,402,733

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.2)%		$(33,426,505)

Other Assets, Less Liabilities — (3.0)%		$(1,930,958)

Net Assets Applicable to Common Shares — 100.0%		$64,045,270

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 31.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 9.2% of total investments.

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $411,808.

(4)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2015.

(5)	When-issued security.

22	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 161.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.0%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,957,582
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,800,541

		$4,758,123

Cogeneration — 1.3%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$990	$990,119

		$990,119

Education — 27.7%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$340,092
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,648,402
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	359,310
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	572,031
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,103,500
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	818,924
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	578,906
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,266,820
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	243,566
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,175,670
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,587,230
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,806,100
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	372,505
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	466,160
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,834,922
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,273,220
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	297,576

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	$735	$786,678
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,364,434

		$21,896,046

Electric Utilities — 6.7%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,647,015
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,651,991
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,004,706

		$5,303,712

Escrowed / Prerefunded — 3.7%
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	$650	$761,761
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.00%, 7/1/36	750	817,327
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,250	1,378,400

		$2,957,488

General Obligations — 6.2%
New York, 5.00%, 2/15/34(1)	$4,000	$4,516,280
New York Ciy, 6.25%, 10/15/28	350	408,324

		$4,924,604

Health Care – Miscellaneous — 0.2%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	$50	$50,384
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	85	85,654

		$136,038

Hospital — 18.9%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$149,465
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,086,125
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	760	761,573
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,507,306
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,069,760

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	$1,000	$1,122,810
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,093,840
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	884,740
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	525	580,031
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	459,085
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	918,383
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	840	842,024
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	395	396,651
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,000	1,029,410
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	694,129
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,356,975

		$14,952,307

Housing — 13.5%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,505,130
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,666,112
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,046,410
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,698,054
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,546,905
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,215	1,250,235

		$10,712,846

Industrial Development Revenue — 6.1%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,126,480
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,000	999,130
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,156,910
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,350	1,397,128

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	$100	$101,580

		$4,781,228

Insured – Education — 7.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,448,538
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,644,765
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,415,859

		$5,509,162

Insured – Electric Utilities — 2.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,572,466

		$1,572,466

Insured – General Obligations — 2.2%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,763,362

		$1,763,362

Insured – Other Revenue — 4.2%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,456,019
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,877,605

		$3,333,624

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$349,420

		$349,420

Insured – Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,017,970

		$1,017,970

Other Revenue — 9.2%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,520,969
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	444,159

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	$625	$692,569
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,124,690
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,331,486
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,159,820

		$7,273,693

Senior Living / Life Care — 6.7%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,451,465
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	296,904
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	125,702
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	986,884
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	230,902
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	229,098
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	1,949,316

		$5,270,271

Special Tax Revenue — 21.0%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,702,710
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	2,100	2,482,935
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,134,390
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,126,200
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,709,416
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,846,240
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	618,864

		$16,620,755

Transportation — 10.8%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$850,490
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,657,335
New York Thruway Authority, 5.00%, 1/1/37	700	780,241

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New York Thruway Authority, 5.00%, 1/1/42	$1,000	$1,092,170
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,094,188
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,084,911

		$8,559,335

Water and Sewer — 6.2%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$296,221
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	3,105	3,521,194
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,099,490

		$4,916,905

Total Tax-Exempt Investments — 161.3% (identified cost $115,643,535)		$127,599,474

Miscellaneous — 0.9%

Security	Units	Value

Real Estate — 0.9%
CMS Liquidating Trust(2)(4)(5)	257	$742,730

Total Miscellaneous — 0.9% (identified cost $822,400)		$742,730

Total Investments — 162.2% (identified cost $116,465,935)		$128,342,204

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.6)%		$(33,725,543)

Other Assets, Less Liabilities — (19.6)%		$(15,513,871)

Net Assets Applicable to Common Shares — 100.0%		$79,102,790

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FNMA	–	Federal National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 10.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 2.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2015, the aggregate value of these securities is $4,470,474 or 5.7% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,359,129.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

26	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 150.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.4%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	$250	$287,160
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	210	240,902
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	900	923,067

		$1,451,129

Education — 18.3%
Miami University, 4.00%, 9/1/39	$500	$516,000
Miami University, 5.00%, 9/1/33	1,000	1,124,300
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	474,399
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,404,625
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	563,835
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,117,950
Ohio State University, 5.00%, 12/1/28	480	593,443
Ohio State University, 5.00%, 12/1/30	545	676,285
University of Cincinnati, 5.00%, 6/1/34	500	563,100
Wright State University, 5.00%, 5/1/31	750	821,865

		$7,855,802

Electric Utilities — 2.6%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$521,907
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	583,005

		$1,104,912

Escrowed / Prerefunded — 10.4%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$1,750	$1,997,135
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	65	73,390
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	445	490,679
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	750	827,190
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	192,616

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	$195	$208,668
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	625	669,225
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	25,354

		$4,484,257

General Obligations — 14.3%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$378,614
Barberton City School District, 4.50%, 12/1/33	900	940,950
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,134,921
Dayton City School District, 5.00%, 11/1/31	100	120,145
Huber Heights City School District, 4.75%, 12/1/25	595	670,636
Lakewood City School District, 5.00%, 11/1/39	400	446,944
Oregon City School District, 4.00%, 12/1/30	1,250	1,297,638
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,164,660

		$6,154,508

Hospital — 22.2%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,179,759
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	602,000
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	548,730
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	800	884,640
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	282,528
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	878,775
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	516,360
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	533,715
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	853,040
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	565,630
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,117,290
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	605,993

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	$565	$636,698
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	183,714
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	91,018
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	84,109

		$9,563,999

Housing — 6.0%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,569,275

		$2,569,275

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$557,059

		$557,059

Insured – Education — 11.7%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$841,080
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,117,300
Kent State University, (AGC), 5.00%, 5/1/29	465	518,800
Miami University, (AMBAC), 3.25%, 9/1/26	580	584,217
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,618,875
University of Akron, Series B, (AGM), 5.00%, 1/1/38	320	345,360

		$5,025,632

Insured – Electric Utilities — 10.5%
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	$710	$449,082
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	703,240
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	596,572
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,101,470
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	303,591
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	198,712
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	153,609

		$4,506,276

Insured – Escrowed / Prerefunded — 4.7%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,163,860

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	$90	$100,387
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	568,859
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	180	198,378

		$2,031,484

Insured – General Obligations — 17.5%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$611,832
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	552,145
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,456,650
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,250,440
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,502,490
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,998,185
St. Marys City School District, (AGM), 5.00%, 12/1/35	150	163,503

		$7,535,245

Insured – Hospital — 1.4%
Lorain County, (Catholic Healthcare Partners), (AGM), 15.286%, 2/1/29(1)(2)(3)	$485	$620,043

		$620,043

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$76,237

		$76,237

Insured – Transportation — 9.1%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$662,184
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	152,249
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,249,490
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,265,290
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	571,940

		$3,901,153

Insured – Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$671,690

		$671,690

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 0.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$55	$59,844

		$59,844

Other Revenue — 3.7%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,078,300
Summit County Port Authority, 5.00%, 12/1/31	445	497,755

		$1,576,055

Senior Living / Life Care — 3.8%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$692,075
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	392,696
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	247,653
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	313,574

		$1,645,998

Special Tax Revenue — 4.3%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$281,480
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	559,820
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	210,296
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	334,295
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	171,958
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	189,261
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	124,908

		$1,872,018

Transportation — 0.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$195,932

		$195,932

Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$565,760

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	$500	$559,450

		$1,125,210

Total Tax-Exempt Investments — 150.2% (identified cost $58,126,129)		$64,583,758

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.8)%		$(22,725,662)

Other Assets, Less Liabilities — 2.6%		$1,144,305

Net Assets Applicable to Common Shares — 100.0%		$43,002,401

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 37.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 15.2% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2015, the aggregate value of these securities is $620,043 or 1.4% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at May 31, 2015.

(3)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 155.7%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 1.4%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$378	$342,176
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	175	176,781

		$518,957

Education — 28.1%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,180,672
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	545,680
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,287,864
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	854,303
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	553,510
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	476,348
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/35	750	833,273
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	667,406
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	658,812
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	608,686
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/30	750	818,640
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	865,192
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	283,518
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	649,509

		$10,283,413

Escrowed / Prerefunded — 4.8%
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	$315	$353,418
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	246,831
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), Prerefunded to 8/15/18, 6.00%, 8/15/26(2)	1,000	1,150,670

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	$15	$17,327

		$1,768,246

General Obligations — 11.6%
Chester County, 5.00%, 7/15/27	$500	$571,060
Daniel Boone Area School District, 5.00%, 8/15/32	465	509,524
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,202,640
Philadelphia School District, 6.00%, 9/1/38	985	1,112,311
West York Area School District, 5.00%, 4/1/33	750	840,705

		$4,236,240

Hospital — 25.6%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$559,370
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	820,103
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	864,120
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	509,420
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	810,630
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,485	1,554,364
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,198,039
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	539,430
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	281,603
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	748,278
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	298,345
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,210,676

		$9,394,378

Housing — 2.5%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$155	$157,164
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	175	184,166

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	$585	$588,551

		$929,881

Industrial Development Revenue — 8.7%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$220,748
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	797,745
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	287,832
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,358,126
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	512,635

		$3,177,086

Insured – Education — 8.5%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$548,015
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,105	1,190,063
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	416,434
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	971,678

		$3,126,190

Insured – Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,070,312

		$1,070,312

Insured – Escrowed / Prerefunded — 5.1%
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	$2,000	$1,879,400

		$1,879,400

Insured – General Obligations — 6.9%
Beaver County, (AGM), 5.55%, 11/15/31	$475	$520,766
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	25	27,858
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	853,417

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	$750	$836,092
Luzerne County, (AGM), 5.00%, 11/15/29	250	275,693

		$2,513,826

Insured – Hospital — 5.1%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$310,845
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,544,530

		$1,855,375

Insured – Industrial Development Revenue — 1.5%
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (NPFG), (AMT), 5.00%, 11/1/36	$525	$533,143

		$533,143

Insured – Lease Revenue / Certificates of Participation — 4.9%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$553,975
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,248,978

		$1,802,953

Insured – Special Tax Revenue — 2.3%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$681,877
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	174,357

		$856,234

Insured – Transportation — 9.3%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$558,527
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,618
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,826,370

		$3,393,515

Insured – Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$555,170

		$555,170

Senior Living / Life Care — 1.4%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$107,022

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$203,620
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	206,368

		$517,010

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$124,908

		$124,908

Transportation — 17.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$514,732
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	312,141
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	479,529
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,519,618
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,097,750
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	834,382
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	463,398
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,065,768

		$6,287,318

Utilities — 1.8%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$661,212

		$661,212

Water and Sewer — 4.3%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$763,350
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	818,768

		$1,582,118

Total Tax-Exempt Investments — 155.7% (identified cost $52,726,199)		$57,066,885

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.8)%		$(21,175,741)

Other Assets, Less Liabilities — 2.1%		$756,233

Net Assets Applicable to Common Shares — 100.0%		$36,647,377

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2015, 30.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 14.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Statements of Assets and Liabilities (Unaudited)

	May 31, 2015
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$147,676,158	$57,274,980	$43,479,221	$91,985,825
Unrealized appreciation	12,596,776	5,244,325	2,913,768	7,416,908
Investments, at value	$160,272,934	$62,519,305	$46,392,989	$99,402,733
Cash	$2,822,071	$467,179	$221,360	$1,061,136
Restricted cash*	183,000	94,000	—	123,000
Interest receivable	1,673,461	824,806	546,262	1,474,030
Receivable for investments sold	1,505,000	650,000	—	—
Deferred debt issuance costs	24,463	263	—	164
Total assets	$166,480,929	$64,555,553	$47,160,611	$102,061,063

Liabilities
Payable for floating rate notes issued	$14,310,000	$3,385,000	$—	$3,480,000
Payable for when-issued securities	1,122,480	—	—	972,470
Payable for variation margin on open financial futures contracts	34,844	18,688	—	24,375
Payable to affiliates:
Investment adviser fee	82,895	32,418	24,458	52,408
Administration fee	27,179	10,629	8,019	17,183
Trustees’ fees	1,371	587	467	901
Interest expense and fees payable	13,571	4,617	—	5,722
Accrued expenses	45,572	30,227	30,983	36,229
Total liabilities	$15,637,912	$3,482,166	$63,927	$4,589,288
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$49,977,250	$20,050,701	$17,500,408	$33,426,505
Net assets applicable to common shares	$100,865,767	$41,022,686	$29,596,276	$64,045,270

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$72,546	$27,370	$20,339	$46,442
Additional paid-in capital	104,121,642	39,547,365	28,056,405	66,603,407
Accumulated net realized loss	(16,029,563)	(3,899,059)	(1,481,384)	(10,109,713)
Accumulated undistributed net investment income	146,872	124,110	87,148	116,172
Net unrealized appreciation	12,554,270	5,222,900	2,913,768	7,388,962
Net assets applicable to common shares	$100,865,767	$41,022,686	$29,596,276	$64,045,270

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,999	802	700	1,337

Common Shares Outstanding	7,254,575	2,737,021	2,033,894	4,644,158

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.90	$14.99	$14.55	$13.79

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Statements of Assets and Liabilities (Unaudited) — continued

	May 31, 2015
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$116,465,935	$58,126,129	$52,726,199
Unrealized appreciation	11,876,269	6,457,629	4,340,686
Investments, at value	$128,342,204	$64,583,758	$57,066,885
Cash	$786,952	$266,030	$780,791
Restricted cash*	121,250	—	41,000
Interest receivable	1,644,101	954,186	789,878
Total assets	$130,894,507	$65,803,974	$58,678,554

Liabilities
Payable for floating rate notes issued	$17,890,000	$—	$750,000
Payable for variation margin on open financial futures contracts	23,563	—	8,125
Payable for Trust shares repurchased	—	—	24,345
Payable to affiliates:
Investment adviser fee	64,065	34,083	30,385
Administration fee	21,005	11,175	9,962
Trustees’ fees	1,077	612	558
Interest expense and fees payable	27,112	—	1,180
Accrued expenses	39,352	30,041	30,881
Total liabilities	$18,066,174	$75,911	$855,436
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$33,725,543	$22,725,662	$21,175,741
Net assets applicable to common shares	$79,102,790	$43,002,401	$36,647,377

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,754	$28,572	$26,521
Additional paid-in capital	79,385,193	39,573,731	36,858,712
Accumulated net realized loss	(12,263,552)	(3,314,869)	(4,570,920)
Accumulated undistributed net investment income	77,140	257,338	1,693
Net unrealized appreciation	11,849,255	6,457,629	4,331,371
Net assets applicable to common shares	$79,102,790	$43,002,401	$36,647,377

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,349	909	847

Common Shares Outstanding	5,475,356	2,857,157	2,652,114

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.45	$15.05	$13.82

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2015
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$3,525,570	$1,345,740	$1,041,222	$2,237,409
Total investment income	$3,525,570	$1,345,740	$1,041,222	$2,237,409

Expenses
Investment adviser fee	$501,448	$196,292	$148,920	$317,818
Administration fee	161,115	63,068	47,847	102,114
Trustees’ fees and expenses	4,281	1,819	1,445	2,789
Custodian fee	25,725	15,327	14,682	20,846
Transfer and dividend disbursing agent fees	9,355	9,446	9,077	9,072
Legal and accounting services	27,858	19,195	18,005	22,938
Printing and postage	7,298	4,479	3,859	5,339
Interest expense and fees	38,710	15,728	—	11,118
Preferred shares service fee	34,826	14,551	11,744	24,417
Miscellaneous	19,067	15,819	13,699	17,850
Total expenses	$829,683	$355,724	$269,278	$534,301
Deduct —
Reduction of custodian fee	$175	$26	$21	$15
Total expense reductions	$175	$26	$21	$15

Net expenses	$829,508	$355,698	$269,257	$534,286

Net investment income	$2,696,062	$990,042	$771,965	$1,703,123

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$164,260	$25,796	$73,145	$132,552
Financial futures contracts	(161,310)	(51,685)	—	(92,016)
Net realized gain (loss)	$2,950	$(25,889)	$73,145	$40,536
Change in unrealized appreciation (depreciation) —
Investments	$(1,340,589)	$(489,390)	$(366,690)	$(1,454,015)
Financial futures contracts	79,822	46,606	—	112,118
Net change in unrealized appreciation (depreciation)	$(1,260,767)	$(442,784)	$(366,690)	$(1,341,897)

Net realized and unrealized loss	$(1,257,817)	$(468,673)	$(293,545)	$(1,301,361)

Distributions to preferred shareholders
From net investment income	$(31,367)	$(12,824)	$(10,946)	$(21,180)

Net increase in net assets from operations	$1,406,878	$508,545	$467,474	$380,582

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Statements of Operations (Unaudited) — continued

	Six Months Ended May 31, 2015
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$2,926,113	$1,445,148	$1,323,779
Total investment income	$2,926,113	$1,445,148	$1,323,779

Expenses
Investment adviser fee	$387,697	$206,272	$184,446
Administration fee	124,567	66,275	59,262
Trustees’ fees and expenses	3,348	1,900	1,720
Custodian fee	21,887	15,036	14,882
Transfer and dividend disbursing agent fees	9,227	9,150	9,348
Legal and accounting services	25,182	19,186	23,648
Printing and postage	6,271	5,038	4,864
Interest expense and fees	56,944	—	2,044
Preferred shares service fee	24,392	16,267	15,057
Miscellaneous	17,893	17,346	16,141
Total expenses	$677,408	$356,470	$331,412
Deduct —
Reduction of custodian fee	$61	$64	$14
Total expense reductions	$61	$64	$14

Net expenses	$677,347	$356,406	$331,398

Net investment income	$2,248,766	$1,088,742	$992,381

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$196,554	$68,747	$(431,347)
Financial futures contracts	(65,752)	—	(45,126)
Net realized gain (loss)	$130,802	$68,747	$(476,473)
Change in unrealized appreciation (depreciation) —
Investments	$(930,605)	$(383,086)	$85,783
Financial futures contracts	59,026	—	70,722
Net change in unrealized appreciation (depreciation)	$(871,579)	$(383,086)	$156,505

Net realized and unrealized loss	$(740,777)	$(314,339)	$(319,968)

Distributions to preferred shareholders
From net investment income	$(20,542)	$(14,375)	$(13,450)

Net increase in net assets from operations	$1,487,447	$760,028	$658,963

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Statements of Changes in Net Assets

	Six Months Ended May 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$2,696,062	$990,042	$771,965	$1,703,123
Net realized gain (loss) from investment transactions and financial futures contracts	2,950	(25,889)	73,145	40,536
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,260,767)	(442,784)	(366,690)	(1,341,897)
Distributions to preferred shareholders —
From net investment income	(31,367)	(12,824)	(10,946)	(21,180)
Net increase in net assets from operations	$1,406,878	$508,545	$467,474	$380,582
Distributions to common shareholders —
From net investment income	$(2,669,843)	$(938,959)	$(729,035)	$(1,691,781)
Total distributions to common shareholders	$(2,669,843)	$(938,959)	$(729,035)	$(1,691,781)
Capital share transactions —
Cost of shares repurchased (see Note 6)	$—	$(73,752)	$(638,106)	$(267,219)
Net decrease in net assets from capital share transactions	$—	$(73,752)	$(638,106)	$(267,219)

Net decrease in net assets	$(1,262,965)	$(504,166)	$(899,667)	$(1,578,418)

Net Assets Applicable to Common Shares
At beginning of period	$102,128,732	$41,526,852	$30,495,943	$65,623,688
At end of period	$100,865,767	$41,022,686	$29,596,276	$64,045,270

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$146,872	$124,110	$87,148	$116,172

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Statements of Changes in Net Assets — continued

	Six Months Ended May 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$2,248,766	$1,088,742	$992,381
Net realized gain (loss) from investment transactions and financial futures contracts	130,802	68,747	(476,473)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(871,579)	(383,086)	156,505
Distributions to preferred shareholders —
From net investment income	(20,542)	(14,375)	(13,450)
Net increase in net assets from operations	$1,487,447	$760,028	$658,963
Distributions to common shareholders —
From net investment income	$(2,244,918)	$(1,044,331)	$(974,398)
Total distributions to common shareholders	$(2,244,918)	$(1,044,331)	$(974,398)
Capital share transactions —
Cost of shares repurchased (see Note 6)	$—	$—	$(569,062)
Net decrease in net assets from capital share transactions	$—	$—	$(569,062)

Net decrease in net assets	$(757,471)	$(284,303)	$(884,497)

Net Assets Applicable to Common Shares
At beginning of period	$79,860,261	$43,286,704	$37,531,874
At end of period	$79,102,790	$43,002,401	$36,647,377

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$77,140	$257,338	$1,693

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2014
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,491,298	$1,995,611	$1,541,481	$3,498,590
Net realized gain (loss) from investment transactions and financial futures contracts	190,412	(481,678)	(14,891)	(1,785,074)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	10,744,348	4,299,848	3,570,928	6,935,251
Distributions to preferred shareholders —
From net investment income	(53,068)	(21,253)	(18,040)	(35,494)
Net increase in net assets from operations	$16,372,990	$5,792,528	$5,079,478	$8,613,273
Distributions to common shareholders —
From net investment income	$(5,495,357)	$(1,932,327)	$(1,498,117)	$(3,476,002)
Total distributions to common shareholders	$(5,495,357)	$(1,932,327)	$(1,498,117)	$(3,476,002)
Capital share transactions —
Cost of shares repurchased (see Note 6)	$(82,187)	$(107,173)	$(413,033)	$(166,150)
Net decrease in net assets from capital share transactions	$(82,187)	$(107,173)	$(413,033)	$(166,150)

Net increase in net assets	$10,795,446	$3,753,028	$3,168,328	$4,971,121

Net Assets Applicable to Common Shares
At beginning of year	$91,333,286	$37,773,824	$27,327,615	$60,652,567
At end of year	$102,128,732	$41,526,852	$30,495,943	$65,623,688

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$152,020	$85,851	$55,164	$126,010

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2014
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,597,918	$2,215,414	$2,053,060
Net realized gain (loss) from investment transactions and financial futures contracts	(733,571)	60,926	(521,601)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	8,128,412	4,535,687	3,632,355
Distributions to preferred shareholders —
From net investment income	(36,042)	(24,712)	(22,445)
Net increase in net assets from operations	$11,956,717	$6,787,315	$5,141,369
Distributions to common shareholders —
From net investment income	$(4,717,654)	$(2,088,662)	$(2,078,009)
Total distributions to common shareholders	$(4,717,654)	$(2,088,662)	$(2,078,009)
Capital share transactions —
Reinvestment of distributions to common shareholders	$10,266	$—	$—
Cost of shares repurchased (see Note 6)	—	—	(267,513)
Net increase (decrease) in net assets from capital share transactions	$10,266	$—	$(267,513)

Net increase in net assets	$7,249,329	$4,698,653	$2,795,847

Net Assets Applicable to Common Shares
At beginning of year	$72,610,932	$38,588,051	$34,736,027
At end of year	$79,860,261	$43,286,704	$37,531,874

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$93,834	$227,302	$(2,840)

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Statement of Cash Flows* (Unaudited)

Six Months Ended May 31, 2015
Cash Flows From Operating Activities	New York Trust
Net increase in net assets from operations	$1,487,447
Distributions to preferred shareholders	20,542
Net increase in net assets from operations excluding distributions to preferred shareholders	$1,507,989
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,590,200)
Investments sold	2,568,041
Net amortization/accretion of premium (discount)	(35,225)
Decrease in restricted cash	8,000
Decrease in interest receivable	25,593
Decrease in payable for variation margin on open financial futures contracts	(3,312)
Increase in payable to affiliate for investment adviser fee	207
Increase in payable to affiliate for administration fee	571
Increase in payable to affiliate for Trustees’ fees	80
Decrease in interest expense and fees payable	(438)
Decrease in accrued expenses	(25,412)
Net change in unrealized (appreciation) depreciation from investments	930,605
Net realized gain from investments	(196,554)
Net cash provided by operating activities	$3,189,945

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(2,244,918)
Cash distributions paid to preferred shareholders	(20,262)
Repayment of secured borrowings	(1,425,000)
Net cash used in financing activities	$(3,690,180)

Net decrease in cash	$(500,235)

Cash at beginning of period	$1,287,187

Cash at end of period	$786,952

Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$57,382

*	Statement of Cash Flows is not required for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$14.080		$12.580	$14.660	$12.410	$12.390	$12.330

Income (Loss) From Operations
Net investment income(1)	$0.372		$0.756	$0.756	$0.791	$0.926	$0.945
Net realized and unrealized gain (loss)	(0.180)		1.507	(2.028)	2.316	0.002	0.026
Distributions to preferred shareholders
From net investment income(1)	(0.004)		(0.007)	(0.012)	(0.018)	(0.022)	(0.028)

Total income (loss) from operations	$0.188		$2.256	$(1.284)	$3.089	$0.906	$0.943

Less Distributions to Common Shareholders
From net investment income	$(0.368)		$(0.757)	$(0.796)	$(0.839)	$(0.886)	$(0.883)

Total distributions to common shareholders	$(0.368)		$(0.757)	$(0.796)	$(0.839)	$(0.886)	$(0.883)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$—		$0.001	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$13.900		$14.080	$12.580	$14.660	$12.410	$12.390

Market value — End of period (Common shares)	$13.120		$12.670	$11.060	$14.680	$12.770	$12.400

Total Investment Return on Net Asset Value(2)	1.48	%(3)	19.06%	(8.69)%	25.59%	7.99%	7.73%

Total Investment Return on Market Value(2)	6.44	%(3)	21.86%	(19.84)%	22.22%	11.04%	9.25%

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$100,866		$102,129	$91,333	$106,367	$89,862	$89,395
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.54	%(6)	1.60%	1.66%	1.66%	1.83%	1.78%
Interest and fee expense(7)	0.08	%(6)	0.09%	0.10%	0.11%	0.17%	0.18%
Total expenses(5)	1.62	%(6)	1.69%	1.76%	1.77%	2.00%	1.96%
Net investment income	5.27	%(6)	5.64%	5.64%	5.77%	7.81%	7.34%
Portfolio Turnover	2	%(3)	11%	8%	17%	22%	14%
Senior Securities:
Total preferred shares outstanding	1,999		1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(8)	$75,459		$76,091	$70,690	$78,210	$69,954	$69,721
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.04%	1.06%	1.09%	1.11%	1.15%	1.16%
Interest and fee expense	0.05%	0.06%	0.07%	0.07%	0.11%	0.11%
Total expenses	1.09%	1.12%	1.16%	1.18%	1.26%	1.27%
Net investment income	3.55%	3.73%	3.73%	3.84%	4.93%	4.77%

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$15.140		$13.730	$16.200	$13.970	$13.790	$13.590

Income (Loss) From Operations
Net investment income(1)	$0.362		$0.726	$0.750	$0.771	$0.890	$0.926
Net realized and unrealized gain (loss)	(0.168)		1.390	(2.432)	2.283	0.219	0.210
Distributions to preferred shareholders
From net investment income(1)	(0.005)		(0.008)	(0.012)	(0.019)	(0.023)	(0.030)

Total income (loss) from operations	$0.189		$2.108	$(1.694)	$3.035	$1.086	$1.106

Less Distributions to Common Shareholders
From net investment income	$(0.343)		$(0.703)	$(0.776)	$(0.805)	$(0.906)	$(0.906)

Total distributions to common shareholders	$(0.343)		$(0.703)	$(0.776)	$(0.805)	$(0.906)	$(0.906)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.004		$0.005	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$14.990		$15.140	$13.730	$16.200	$13.970	$13.790

Market value — End of period (Common shares)	$13.510		$13.310	$11.970	$16.350	$14.810	$13.980

Total Investment Return on Net Asset Value(2)	1.52	%(3)	16.30%	(10.34)%	22.28%	8.49%	8.16%

Total Investment Return on Market Value(2)	4.07	%(3)	17.27%	(22.55)%	16.41%	13.45%	12.38%

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2014		2013		2012		2011		2010
Net assets applicable to common shares, end of period (000’s omitted)	$41,023		$41,527		$37,774		$44,549		$38,372		$37,735
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees	1.63	%(5)(6)	1.68	%(6)	1.73	%(6)	1.73	%(6)	1.87	%(6)	1.83	%(7)
Interest and fee expense(8)	0.08	%(5)	0.05%		0.08%		0.09%		0.11%		0.09%
Total expenses	1.71	%(5)(6)	1.73	%(6)	1.81	%(6)	1.82	%(6)	1.98	%(6)	1.92	%(9)
Net investment income	4.76	%(5)	4.96%		5.12%		5.06%		6.70%		6.51%
Portfolio Turnover	0%		2%		1%		11%		15%		16%
Senior Securities:
Total preferred shares outstanding	802		802		802		802		802		802
Asset coverage per preferred share(10)	$76,151		$76,780		$72,100		$80,548		$72,846		$72,051
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(11)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Expenses after custodian fee reduction was 1.82%.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(9)	Expenses after custodian fee reduction was 1.91%.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.10%	1.12%	1.16%	1.17%	1.21%	1.20%
Interest and fee expense	0.05%	0.04%	0.05%	0.06%	0.07%	0.06%
Total expenses	1.15%	1.16%	1.21%	1.23%	1.28%	1.26%
Net investment income	3.21%	3.31%	3.42%	3.42%	4.32%	4.29%

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$14.640		$12.910	$15.310	$13.400	$12.880	$12.940

Income (Loss) From Operations
Net investment income(1)	$0.376		$0.730	$0.728	$0.760	$0.826	$0.876
Net realized and unrealized gain (loss)	(0.153)		1.685	(2.365)	1.944	0.558	(0.044)
Distributions to preferred shareholders
From net investment income(1)	(0.005)		(0.009)	(0.014)	(0.021)	(0.025)	(0.033)

Total income (loss) from operations	$0.218		$2.406	$(1.651)	$2.683	$1.359	$0.799

Less Distributions to Common Shareholders
From net investment income	$(0.355)		$(0.709)	$(0.749)	$(0.773)	$(0.839)	$(0.859)

Total distributions to common shareholders	$(0.355)		$(0.709)	$(0.749)	$(0.773)	$(0.839)	$(0.859)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.047		$0.033	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$14.550		$14.640	$12.910	$15.310	$13.400	$12.880

Market value — End of period (Common shares)	$12.720		$12.550	$11.000	$14.690	$12.470	$12.100

Total Investment Return on Net Asset Value(2)	2.16	%(3)	20.18%	(10.49)%	20.92%	11.66%	6.57%

Total Investment Return on Market Value(2)	4.14	%(3)	20.91%	(20.51)%	24.67%	10.60%	12.36%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$29,596		$30,496	$27,328	$32,391	$28,366	$27,262
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses(5)	1.77	%(6)	1.87%	1.91%	1.89%	2.04%	1.98%
Net investment income	5.08	%(6)	5.24%	5.26%	5.26%	6.49%	6.57%
Portfolio Turnover	2	%(3)	26%	11%	14%	18%	14%
Senior Securities:
Total preferred shares outstanding	700		700	700	700	700	700
Asset coverage per preferred share(7)	$67,281		$68,566	$64,040	$71,273	$65,524	$63,948
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30,
		2014	2013	2012	2011	2010
Expenses	1.13%	1.17%	1.20%	1.20%	1.24%	1.22%
Net investment income	3.23%	3.29%	3.29%	3.35%	3.93%	4.06%

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$14.060		$12.960	$14.790	$13.020	$13.260	$13.570

Income (Loss) From Operations
Net investment income(1)	$0.367		$0.748	$0.762	$0.802	$0.890	$0.957
Net realized and unrealized gain (loss)	(0.276)		1.098	(1.792)	1.783	(0.185)	(0.290)
Distributions to preferred shareholders
From net investment income(1)	(0.005)		(0.008)	(0.012)	(0.018)	(0.022)	(0.029)

Total income (loss) from operations	$0.086		$1.838	$(1.042)	$2.567	$0.683	$0.638

Less Distributions to Common Shareholders
From net investment income	$(0.364)		$(0.743)	$(0.788)	$(0.797)	$(0.923)	$(0.948)

Total distributions to common shareholders	$(0.364)		$(0.743)	$(0.788)	$(0.797)	$(0.923)	$(0.948)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.008		$0.005	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$13.790		$14.060	$12.960	$14.790	$13.020	$13.260

Market value — End of period (Common shares)	$12.160		$12.300	$11.440	$16.380	$13.370	$13.520

Total Investment Return on Net Asset Value(2)	0.96	%(3)	15.20%	(6.96)%	20.18%	5.64%	4.62%

Total Investment Return on Market Value(2)	1.77	%(3)	14.17%	(25.85)%	29.62%	6.39%	3.10%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$64,045		$65,624	$60,653	$69,135	$60,734	$61,717
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.61	%(6)	1.64%	1.70%	1.71%	1.81%	1.79%
Interest and fee expense(7)	0.03	%(6)	0.04%	0.08%	0.11%	0.15%	0.18%
Total expenses(5)	1.64	%(6)	1.68%	1.78%	1.82%	1.96%	1.97%
Net investment income	5.23	%(6)	5.47%	5.55%	5.70%	6.96%	6.87%
Portfolio Turnover	3	%(3)	6%	16%	14%	11%	9%
Senior Securities:
Total preferred shares outstanding	1,337		1,337	1,337	1,337	1,337	1,337
Asset coverage per preferred share(8)	$72,903		$74,083	$70,365	$76,709	$70,427	$71,162
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.06%	1.07%	1.12%	1.14%	1.16%	1.18%
Interest and fee expense	0.02%	0.03%	0.05%	0.07%	0.09%	0.12%
Total expenses	1.08%	1.10%	1.17%	1.21%	1.25%	1.30%
Net investment income	3.46%	3.59%	3.65%	3.78%	4.46%	4.53%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$14.590		$13.260	$15.540	$13.310	$13.110	$12.920

Income (Loss) From Operations
Net investment income(1)	$0.411		$0.840	$0.845	$0.856	$0.950	$0.954
Net realized and unrealized gain (loss)	(0.137)		1.359	(2.232)	2.300	0.179	0.166
Distributions to preferred shareholders
From net investment income(1)	(0.004)		(0.007)	(0.010)	(0.016)	(0.019)	(0.025)

Total income (loss) from operations	$0.270		$2.192	$(1.397)	$3.140	$1.110	$1.095

Less Distributions to Common Shareholders
From net investment income	$(0.410)		$(0.862)	$(0.883)	$(0.910)	$(0.910)	$(0.905)

Total distributions to common shareholders	$(0.410)		$(0.862)	$(0.883)	$(0.910)	$(0.910)	$(0.905)

Net asset value — End of period (Common shares)	$14.450		$14.590	$13.260	$15.540	$13.310	$13.110

Market value — End of period (Common shares)	$13.510		$13.730	$12.100	$16.150	$13.450	$13.350

Total Investment Return on Net Asset Value(2)	2.03	%(3)	17.25%	(8.99)%	24.30%	9.06%	8.48%

Total Investment Return on Market Value(2)	1.37	%(3)	20.92%	(20.09)%	27.89%	8.18%	8.16%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$79,103		$79,860	$72,611	$85,001	$72,678	$71,372
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.55	%(6)	1.60%	1.65%	1.66%	1.78%	1.74%
Interest and fee expense(7)	0.14	%(6)	0.15%	0.16%	0.18%	0.22%	0.21%
Total expenses(5)	1.69	%(6)	1.75%	1.81%	1.84%	2.00%	1.95%
Net investment income	5.61	%(6)	5.96%	5.97%	5.90%	7.40%	7.02%
Portfolio Turnover	1	%(3)	4%	10%	17%	13%	13%
Senior Securities:
Total preferred shares outstanding	1,349		1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(8)	$83,638		$84,200	$78,826	$88,010	$78,877	$77,909
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.09%	1.11%	1.15%	1.16%	1.20%	1.18%
Interest and fee expense	0.10%	0.11%	0.11%	0.13%	0.15%	0.15%
Total expenses	1.19%	1.22%	1.26%	1.29%	1.35%	1.33%
Net investment income	3.95%	4.15%	4.16%	4.14%	5.00%	4.82%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$15.150		$13.510	$15.850	$13.440	$13.170	$13.520

Income (Loss) From Operations
Net investment income(1)	$0.381		$0.775	$0.764	$0.786	$0.851	$0.899
Net realized and unrealized gain (loss)	(0.110)		1.605	(2.352)	2.475	0.305	(0.325)
Distributions to preferred shareholders
From net investment income(1)	(0.005)		(0.009)	(0.013)	(0.020)	(0.025)	(0.033)

Total income (loss) from operations	$0.266		$2.371	$(1.601)	$3.241	$1.131	$0.541

Less Distributions to Common Shareholders
From net investment income	$(0.366)		$(0.731)	$(0.739)	$(0.831)	$(0.861)	$(0.891)

Total distributions to common shareholders	$(0.366)		$(0.731)	$(0.739)	$(0.831)	$(0.861)	$(0.891)

Net asset value — End of period (Common shares)	$15.050		$15.150	$13.510	$15.850	$13.440	$13.170

Market value — End of period (Common shares)	$13.400		$13.620	$11.840	$16.800	$13.320	$13.420

Total Investment Return on Net Asset Value(2)	2.00	%(3)	18.49%	(10.01)%	24.71%	9.21%	3.96%

Total Investment Return on Market Value(2)	1.01	%(3)	21.55%	(25.59)%	33.34%	6.25%	6.64%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$43,002		$43,287	$38,588	$45,284	$38,379	$37,463
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.63	%(6)	1.70%	1.76%	1.76%	1.93%	1.85%
Interest and fee expense(7)	—		—	—	—	0.01%	0.02%
Total expenses(5)	1.63	%(6)	1.70%	1.76%	1.76%	1.94%	1.87%
Net investment income	4.99	%(6)	5.36%	5.33%	5.31%	6.64%	6.53%
Portfolio Turnover	1	%(3)	9%	10%	11%	11%	17%
Senior Securities:
Total preferred shares outstanding	909		909	909	909	909	909
Asset coverage per preferred share(8)	$72,308		$72,621	$67,451	$74,818	$67,221	$66,215
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.08%	1.10%	1.13%	1.15%	1.19%	1.17%
Interest and fee expense	—	—	—	—	0.01%	0.01%
Total expenses	1.08%	1.10%	1.13%	1.15%	1.20%	1.18%
Net investment income	3.29%	3.46%	3.43%	3.45%	4.09%	4.13%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period (Common shares)	$13.910		$12.770	$14.780	$13.250	$13.330	$13.380

Income (Loss) From Operations
Net investment income(1)	$0.370		$0.755	$0.750	$0.786	$0.873	$0.912
Net realized and unrealized gain (loss)	(0.121)		1.143	(1.960)	1.591	(0.062)	(0.063)
Distributions to preferred shareholders
From net investment income(1)	(0.005)		(0.008)	(0.013)	(0.020)	(0.024)	(0.032)

Total income (loss) from operations	$0.244		$1.890	$(1.223)	$2.357	$0.787	$0.817

Less Distributions to Common Shareholders
From net investment income	$(0.363)		$(0.764)	$(0.787)	$(0.827)	$(0.867)	$(0.867)

Total distributions to common shareholders	$(0.363)		$(0.764)	$(0.787)	$(0.827)	$(0.867)	$(0.867)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.029		$0.014	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$13.820		$13.910	$12.770	$14.780	$13.250	$13.330

Market value — End of period (Common shares)	$12.140		$12.050	$10.950	$15.100	$13.660	$12.930

Total Investment Return on Net Asset Value(2)	2.32	%(3)	16.07%	(8.07)%	18.20%	6.53%	6.13%

Total Investment Return on Market Value(2)	3.75	%(3)	17.26%	(22.84)%	17.23%	13.15%	5.57%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Net assets applicable to common shares, end of period (000’s omitted)	$36,647		$37,532	$34,736	$40,188	$36,011	$36,210
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.76	%(6)	1.79%	1.85%	1.85%	1.93%	1.88%
Interest and fee expense(7)	0.01	%(6)	0.04%	0.05%	0.04%	0.05%	0.06%
Total expenses(5)	1.77	%(6)	1.83%	1.90%	1.89%	1.98%	1.94%
Net investment income	5.31	%(6)	5.61%	5.53%	5.57%	6.71%	6.61%
Portfolio Turnover	0	%(3)(8)	4%	11%	15%	8%	17%
Senior Securities:
Total preferred shares outstanding	847		847	847	847	847	847
Asset coverage per preferred share(9)	$68,268		$69,312	$66,011	$72,448	$67,516	$67,752
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(8)	Amount is less than 0.5%.

(9)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30,
		2014	2013	2012	2011	2010
Expenses excluding interest and fees	1.12%	1.14%	1.18%	1.20%	1.21%	1.20%
Interest and fee expense	0.01%	0.02%	0.03%	0.02%	0.03%	0.04%
Total expenses	1.13%	1.16%	1.21%	1.22%	1.24%	1.24%
Net investment income	3.39%	3.55%	3.51%	3.59%	4.19%	4.22%

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust) (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts’ investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of May 31, 2015, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trusts. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Trust maintains with SSBT. All credit balances, if any, used to reduce each Trust’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust

56

Eaton Vance

Municipal Income Trusts

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 8) at May 31, 2015. Interest expense related to the Trusts’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2015, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Floating Rate Notes Outstanding	$14,310,000	$3,385,000	$3,480,000	$17,890,000	$750,000
Interest Rate or Range of Interest Rates (%)	0.10 - 0.11	0.10 - 0.22	0.13 - 0.25	0.10 - 0.13	0.11
Collateral for Floating Rate Notes Outstanding	$18,041,728	$4,785,494	$4,848,167	$25,991,054	$1,150,670

For the six months ended May 31, 2015, the Trusts’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Floating Rate Notes Outstanding	$14,310,000	$3,385,000	$3,519,560	$19,174,066	$750,000
Average Interest Rate	0.54%	0.61%	0.63%	0.60%	0.55%

In certain circumstances, the Trusts may have entered into shortfall and forbearance agreements with brokers by which a Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of May 31, 2015.

The Trusts may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior

57

Eaton Vance

Municipal Income Trusts

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds is July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. The effects of the Volcker Rule may make it more difficult for the Trusts to maintain current or desired levels of leverage and may cause the Trusts to incur additional expenses to maintain their leverage.

As of May 31, 2015, the Trusts’ investments in residual interest bonds that must be compliant with the Volcker Rule by July 21, 2015, if any, are anticipated to be restructured by the required compliance date.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to May 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trusts’ By-laws and the 1940 Act. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

58

Eaton Vance

Municipal Income Trusts

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

3  Distributions to Shareholders and Income Tax Information

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at May 31, 2015, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Dividend Rates at May 31, 2015	0.18%	0.21%	0.21%	0.18%	0.20%	0.21%	0.21%
Dividends Accrued to APS Shareholders	$31,367	$12,824	$10,946	$21,180	$20,542	$14,375	$13,450
Average APS Dividend Rates	0.13%	0.13%	0.13%	0.13%	0.12%	0.13%	0.13%
Dividend Rate Ranges (%)	0.09 - 0.21	0.09 - 0.23	0.09 - 0.21	0.09 - 0.21	0.09 - 0.21	0.08 - 0.21	0.09 - 0.21

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each Trust as of May 31, 2015.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2014, the following Trusts, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

November 30, 2016	$6,689,345	$692,532	$517,712	$—	$2,354,581	$736,482	$800,874
November 30, 2017	4,084,290	991,790	337,540	2,795,679	3,171,310	840,450	—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

Total capital loss carryforwards	$16,429,254	$3,464,403	$1,234,638	$8,446,139	$9,805,308	$2,787,606	$2,855,161

Deferred capital losses:
Short-term	$115,053	$231,918	$51,759	$776,204	$577,516	$292,073	$307,553
Long-term	$—	$383,249	$322,919	$1,119,408	$1,748,015	$362,770	$1,107,836

59

Eaton Vance

Municipal Income Trusts

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2015, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost	$132,965,234	$53,743,825	$43,418,418	$88,443,352	$98,931,114	$58,057,288	$51,949,387

Gross unrealized appreciation	$13,418,372	$5,484,841	$3,097,682	$8,201,702	$11,830,657	$6,589,077	$4,488,828
Gross unrealized depreciation	(420,672)	(94,361)	(123,111)	(722,321)	(309,567)	(62,607)	(121,330)

Net unrealized appreciation	$12,997,700	$5,390,480	$2,974,571	$7,479,381	$11,521,090	$6,526,470	$4,367,498

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.610% (0.625% prior to May 1, 2015) of each Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trusts who are not interested persons of EVM or each Trust and by a vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2015, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$501,448	$196,292	$148,920	$317,818	$387,697	$206,272	$184,446
Administration Fee	$161,115	$63,068	$47,847	$102,114	$124,567	$66,275	$59,262

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2015 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Purchases	$3,992,879	$—	$1,097,760	$3,229,663	$1,590,200	$893,884	$272,315
Sales	$7,393,275	$2,675,309	$1,464,223	$4,354,520	$2,312,674	$660,078	$1,627,622

6  Common Shares of Beneficial Interest

Each Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trusts for the six months ended May 31, 2015. For the year ended November 30, 2014, the New York Trust issued 720 common shares pursuant to its dividend reinvestment plan and no common shares were issued by the other Trusts.

On November 11, 2013, the Boards of Trustees of the Trusts authorized the repurchase by each Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Trusts to purchase a

60

Eaton Vance

Municipal Income Trusts

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

specific amount of shares. During the six months ended May 31, 2015 and the year ended November 30, 2014, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Six Months Ended May 31, 2015 (Unaudited)
	Massachusetts Trust	Michigan Trust	New Jersey Trust	Pennsylvania Trust

Common shares repurchased	5,500	49,400	21,600	46,300
Cost, including brokerage commissions, of common shares repurchased	$73,752	$638,106	$267,219	$569,062
Average price per share	$13.41	$12.92	$12.37	$12.29
Weighted average discount per share to NAV	11.78%	13.06%	12.38%	11.91%

	Year Ended November 30, 2014
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	Pennsylvania Trust

Common shares repurchased	6,500	8,000	33,000	13,400	22,000
Cost, including brokerage commissions, of common shares repurchased	$82,187	$107,173	$413,033	$166,150	$267,513
Average price per share	$12.64	$13.40	$12.52	$12.40	$12.16
Weighted average discount per share to NAV	10.80%	11.94%	14.29%	12.19%	12.66%

7  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2015 is as follows:

Futures Contracts
Trust	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

California	9/15	38 U.S. 10-Year Treasury Note	Short	$(4,836,633)	$(4,852,125)	$(15,492)
	9/15	29 U.S. Long Treasury Bond	Short	(4,486,111)	(4,513,125)	(27,014)
Massachusetts	9/15	23 U.S. Long Treasury Bond	Short	$(3,557,950)	$(3,579,375)	$(21,425)
New Jersey	9/15	30 U.S. Long Treasury Bond	Short	$(4,640,804)	$(4,668,750)	$(27,946)
New York	9/15	29 U.S. Long Treasury Bond	Short	$(4,486,111)	$(4,513,125)	$(27,014)
Pennsylvania	9/15	10 U.S. Long Treasury Bond	Short	$(1,546,935)	$(1,556,250)	$(9,315)

61

Eaton Vance

Municipal Income Trusts

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

At May 31, 2015, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at May 31, 2015 were as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Liability Derivative:
Futures Contracts	$(42,506	)(1)	$(21,425	)(1)	$(27,946	)(1)	$(27,014	)(1)	$(9,315	)(1)

Total	$(42,506)		$(21,425)		$(27,946)		$(27,014)		$(9,315)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended May 31, 2015 was as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$(161,310	)(1)	$(51,685	)(1)	$(92,016	)(1)	$(65,752	)(1)	$(45,126	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$79,822	(2)	$46,606	(2)	$112,118	(2)	$59,026	(2)	$70,722	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended May 31, 2015, which is indicative of the volume of this derivative type, was approximately as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Notional Amount:
Futures Contracts — Short	$10,036,000	$4,140,000	$8,116,000	$5,228,000	$4,490,000

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

62

Eaton Vance

Municipal Income Trusts

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

At May 31, 2015, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$157,660,638	$—	$157,660,638
Taxable Municipal Securities	—	1,861,370	—	1,861,370
Corporate Bonds & Notes	—	750,926	—	750,926

Total Investments	$—	$160,272,934	$—	$160,272,934

Liability Description

Futures Contracts	$(42,506)	$—	$—	$(42,506)

Total	$(42,506)	$—	$—	$(42,506)

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$62,519,305	$—	$62,519,305

Total Investments	$—	$62,519,305	$—	$62,519,305

Liability Description

Futures Contracts	$(21,425)	$—	$—	$(21,425)

Total	$(21,425)	$—	$—	$(21,425)

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$46,392,989	$—	$46,392,989

Total Investments	$—	$46,392,989	$—	$46,392,989

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$97,900,755	$—	$97,900,755
Taxable Municipal Securities	—	1,003,190	—	1,003,190
Corporate Bonds & Notes	—	498,788	—	498,788

Total Investments	$—	$99,402,733	$—	$99,402,733

Liability Description

Futures Contracts	$(27,946)	$—	$—	$(27,946)

Total	$(27,946)	$—	$—	$(27,946)

63

Eaton Vance

Municipal Income Trusts

May 31, 2015

Notes to Financial Statements (Unaudited) — continued

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$127,599,474	$—	$127,599,474
Miscellaneous	—	—	742,730	742,730

Total Investments	$—	$127,599,474	$742,730	$128,342,204

Liability Description

Futures Contracts	$(27,014)	$—	$—	$(27,014)

Total	$(27,014)	$—	$—	$(27,014)

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,583,758	$—	$64,583,758

Total Investments	$—	$64,583,758	$—	$64,583,758

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,066,885	$—	$57,066,885

Total Investments	$—	$57,066,885	$—	$57,066,885

Liability Description

Futures Contracts	$(9,315)	$—	$—	$(9,315)

Total	$(9,315)	$—	$—	$(9,315)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Trust.

California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended May 31, 2015 is not presented.

At May 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

64

Eaton Vance

Municipal Income Trusts

May 31, 2015

Annual Meeting of Shareholders (Unaudited)

Each Trust held its Annual Meeting of Shareholders on March 26, 2015. The following action was taken by the shareholders:

Item 1.  The election of Cynthia E. Frost, George J. Gorman, Valerie A. Mosley and Ronald A. Pearlman as Class I Trustees of each Trust, each for a three-year term expiring in 2018.

Trust	Nominee for Class I Trustee Elected by All Shareholders: Cynthia E. Frost	Nominee for Class I Trustee Elected by All Shareholders: George J. Gorman	Nominee for Class I Trustee Elected by All Shareholders: Valerie A. Mosley	Nominee for Class I Trustee Elected by All Shareholders: Ronald A. Pearlman
California Trust
For	6,447,376	6,544,163	6,321,312	6,544,163
Withheld	212,165	115,378	338,229	115,378
Massachusetts Trust
For	2,398,013	2,398,013	2,421,590	2,361,686
Withheld	125,904	125,904	102,327	162,231
Michigan Trust
For	1,653,968	1,643,771	1,652,568	1,612,252
Withheld	205,973	216,170	207,373	247,689
New Jersey Trust
For	3,983,657	3,988,222	3,986,134	3,973,344
Withheld	214,549	209,984	212,072	224,862
New York Trust
For	4,720,487	4,718,502	4,716,186	4,711,072
Withheld	183,835	185,820	188,136	193,250
Ohio Trust
For	2,570,710	2,544,066	2,529,136	2,543,708
Withheld	34,924	61,568	76,498	61,926
Pennsylvania Trust
For	2,180,945	2,184,121	2,176,496	2,147,672
Withheld	113,409	110,233	117,858	146,682

65

Eaton Vance

Municipal Income Trusts

May 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

66

Eaton Vance

Municipal Income Trusts

May 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust

•	Eaton Vance Massachusetts Municipal Income Trust

•	Eaton Vance Michigan Municipal Income Trust

•	Eaton Vance New Jersey Municipal Income Trust

•	Eaton Vance New York Municipal Income Trust

•	Eaton Vance Ohio Municipal Income Trust

•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal

67

Eaton Vance

Municipal Income Trusts

May 31, 2015

Board of Trustees’ Contract Approval — continued

bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to each Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that focus on higher quality municipal bonds that often have longer maturities. In regard to Eaton Vance Pennsylvania Municipal Income Trust, the Board concluded that the Fund’s performance had been satisfactory on the basis of current income return. The Board also concluded that it would continue to monitor the effectiveness of steps taken by the Adviser to improve fund performance on the basis of total return. For all other Funds, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level. Additionally, the Board took into account the financial resources committed by the Adviser in structuring each Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of each Fund’s life. The Board also considered that, at the request of the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2015.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

68

Eaton Vance

Municipal Income Trusts

May 31, 2015

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedules is not warranted at this time.

69

Eaton Vance

Municipal Income Trusts

May 31, 2015

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of May 31, 2015, Trust records indicate that there are 19, 29, 12, 34, 24, 26 and 23 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,527, 1,235, 1,231, 1,903, 2,155, 1,510 and 1,628 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ

New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

70

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

71

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7694 5.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period*	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Programs	Maximum Number of Shares that May Yet Be Purchased Under the Programs*
November 2013	—	—	—	467,916
December 2013	—	—	—	467,916
January 2014	—	—	—	467,916
February 2014	—	—	—	467,916
March 2014	—	—	—	467,916
April 2014	—	—	—	467,916
May 2014	—	—	—	467,916
June 2014	—	—	—	467,916
July 2014	—	—	—	467,916
August 2014	—	—	—	467,916
September 2014	—	—	—	467,916
October 2014	8,900	$12.41	8,900	459,016
November 2014	4,500	$12.38	4,500	454,516
December 2014	13,600	$12.37	13,600	440,916
January 2015	8,000	$12.38	8,000	432,916
February 2015	—	—	—	432,916
March 2015	—	—	—	432,916
April 2015	—	—	—	432,916
May 2015	—	—	—	432,916

Total	35,000	$12.38	35,000

*	On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program was announced on November 15, 2013.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 13, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 13, 2015